Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common shares issued from treasury stock for stock-based compensation (in shares)	10,106,542	6,258,692	7,515,149
Vesting period of 2014, 2013 and 2012 awards, after the date of grant (in years)	3 years
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)	55 years
Minimum term of service to meet criteria for Long Service Separation (in years)	5 years
Term life of SARs and option awards (in years)	10 years
Term life of vested options/SARs from separation date (in years)	5 years
Requisite service period (in months)	6 months
Assumptions used in determining the fair value of the stock-based awards
Weighted-average dividend yield (as a percent)	2.20%	2.10%	2.20%
Weighted-average volatility (as a percent)	28.20%	30.60%	35.00%
Volatilities, low end of range (as a percent)	18.40%	23.40%	33.30%
Volatilities, high end of range (as a percent)	36.20%	40.60%	40.40%
Risk-free interest rates, low end of range (as a percent)	0.12%	0.16%	0.17%
Risk-free interest rates, high end of range (as a percent)	2.60%	1.88%	2.00%
Weighted-average expected lives (in years)	8 years	8 years	7 years
Unrecognized compensation cost related to nonvested stock-based compensation awards (in dollars)	$ 193
Term of amortization of unrecognized compensation cost over weighted-average remaining requisite service periods (in years)	1 year 9 months
Stock options/SARs activity
Outstanding at beginning of year (in shares)	43,375,747	45,827,599	50,372,991
Granted to officers and key employees (in shares)	4,448,218	4,276,060	3,318,188
Exercised (in shares)	(13,026,311)	(6,476,082)	(7,708,343)
Forfeited / expired (in shares)	(216,571)	(251,830)	(155,237)
Outstanding at end of year (in shares)	34,581,083	43,375,747	45,827,599
Number of stock awards exercisable at end of the period (in shares)	23,991,377	34,200,054	33,962,000
Restricted stock units activity
Outstanding at beginning of year (in shares)	3,823,328	3,580,220	4,281,490
Granted to officers and key employees (in shares)	1,429,512	1,614,870	1,429,939
Vested (in shares)	(1,081,304)	(1,286,934)	(2,077,485)
Forfeited (in shares)	(87,400)	(84,828)	(53,724)
Outstanding at end of year (in shares)	4,084,136	3,823,328	3,580,220
Weighted- Average Exercise Price for stock options and stock appreciation rights
Outstanding at beginning of year (in dollars per share)	$ 65.03	$ 59.45	$ 53.01
Granted to officers and key employees (in dollars per share)	$ 96.31	$ 89.75	$ 110.09
Exercised (in dollars per share)	$ 50.27	$ 41.10	$ 38.73
Forfeited / expired (in dollars per share)	$ 85.93	$ 84.64	$ 67.50
Outstanding at end of year (in dollars per share)	$ 74.48	$ 65.03	$ 59.45
Exercisable at year-end (in dollars per share)	$ 64.46	$ 55.93	$ 51.75
SARs Granted to officers and key employees (in shares)	0	0	0